DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Financing (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 28, 2020	Nov. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Proceeds from issuance of shares		$ 3,400,000		$ 3,400,000
CC NEUBERGER PRINCIPAL HOLDINGS I
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Sale of units in initial public offering, gross (in shares)	41,400,000
Share price (in US$ per share)	$ 10.00
Proceeds from issuance of shares	$ 414,000,000
Offering costs	24,500,000		$ 8,493,662
Underwriting commissions	14,500,000
Legal fees	900,000
Principal deposited in Trust Account	$ 414,000,000		$ 414,000,000
Minimum market value of acquiree to net asset held in Trust Account (as a percent)	80.00%
Minimum post-business combination ownership (as a percent)	50.00%
Redemption value of public shares (in US$ per share)	$ 10.00
Minimum net tangible asset upon consummation of business combination	$ 5,000,001
Minimum percentage of shares requiring prior consent by entity.	15.00%
Public shares to be redeemed if business combination is not completed (as a percent)	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination	24 months
Threshold business days for redemption of shares of trust account	10 days
Maximum net interest to pay dissolution expenses	$ 100,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Private Placement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of warrants to purchase shares issued (in shares)	10,280,000		10,280,000
Price of warrants (in dollars per share)	$ 1.00		$ 1.00
Proceeds from issuance of warrants	$ 10,300,000		$ 10,300,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Over-allotment
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Sale of units in initial public offering, gross (in shares)	5,400,000